Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments in associates:
Assets:
Loans	₩ 4,426	₩ 3,313
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans	173	116
Allowances for credit loss	0	0
Other assets	92	9,860
Liabilities:
Deposits	402	444
Provisions	0	0
Partners 4th Growth Investment Fund
Liabilities:
Deposits	1,443	1,855
BNP Paribas Cardif General Insurance
Assets:
Credit card loans	26	29
Allowances for credit loss	0	(2)
Other assets	401	0
Liabilities:
Deposits	17	157
Shinhan Praxis K-Growth Global Private Equity Fund
Assets:
Other assets	91	151
Dream High Fund III
Liabilities:
Deposits	5	4
Midas Dong-A Snowball Venture Fund
Liabilities:
Deposits	0	159
Credian Healthcare Private Equity Fund II
Liabilities:
Deposits	4	45
KDBC Midas Dong-A Snowball Venture Fund II
Liabilities:
Deposits	233	354
IBKS-Shinhan Creative Economy New Technology Fund II
Liabilities:
Deposits	0	672
Eum Private Equity Fund No.3
Liabilities:
Deposits	353	49
SHBNPP Private Korea Equity Long-Short Professional Feeder
Assets:
Other assets	0	133
Shinhan Global Healthcare Fund 1
Liabilities:
Unearned revenue	0	360
Shinhan Fintech New Technology Fund No.1
Liabilities:
Unearned revenue	0	123
Taihan Industrial System Co., Ltd.
Liabilities:
Deposits	0	85
Incorporated association Finance Saving Information Center
Assets:
Credit card loans	0	3
Liabilities:
Deposits	6	4
GX SHINHAN INTERVEST 1st Private Equity Fund
Liabilities:
Unearned revenue	248	278
Nomura investment property trust No.19
Assets:
Loans	11,973	11,966
Other assets	42	45
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other assets	678	236
Shinhan-Stonebridge Petro PEF
Assets:
Other assets	810	₩ 484
Korea Finance Security
Liabilities:
Deposits	362
SHINHAN-CORE TREND GLOBAL FUND 1
Liabilities:
Unearned revenue	9
Hermes Private Investment Equity Fund
Liabilities:
Deposits	275
Multimedia Tech Co.Ltd
Liabilities:
Deposits	3
Korea Credit Bureau
Liabilities:
Deposits	80
Goduck Gangil1 PFV Co., Ltd
Assets:
Loans	24,000
Allowances for credit loss	(78)
SBC PFV Co., Ltd
Liabilities:
Deposits	5,142
GMG Development Co,. Ltd
Liabilities:
Deposits	300
Sprott Global Renewable Private Equity Fund I
Liabilities:
Deposits	342
IMM Global Private Equity Fund
Assets:
Loans	800
Allowances for credit loss	(3)
Liabilities:
Deposits	₩ 7,598